GOF P-3

SUPPLEMENT DATED DECEMBER 16, 2011

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE LISTED FUNDS

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

(each a series of Templeton Income Trust)

The Prospectus is amended as follows:

Templeton Global Bond Fund

I.          The “Fund Summary – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES         (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Advisor Class
Management fees	0.40%	0.40%	0.40%	0.40%
Distribution and service (12b-1) fees	0.25%	0.65%	0.50%	None
Other expenses	0.24%	0.24%	0.24%	0.24%
Acquired fund fees and expenses[1]	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	0.90%	1.30%	1.15%	0.65%
Fee waiver and/or expense reimbursement[2]	-0.01%	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	0.89%	1.29%	1.14%	0.64%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 512	$ 699	$ 901	$ 1,485
Class C	$ 231	$ 411	$ 712	$ 1,568
Class R	$ 116	$ 364	$ 632	$ 1,397
Advisor Class	$ 65	$ 207	$ 361	$ 810
If you do not sell your shares:
Class C	$ 131	$ 411	$ 712	$ 1,568

II.          The “Fund Summary – Portfolio Turnover” section on page 4 is replaced with the following:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26.41% of the average value of its portfolio.

III.  The “Fund Summary – Principal Investment Strategies” second and fourth paragraphs that begin on page 4 are revised as follows:

The Fund invests predominantly in bonds issued by governments and government agencies located around the world, including inflation-indexed securities. In addition, the Fund’s assets will be invested in issuers located in at least three countries (including the U.S.).

For purposes of pursuing its investment goals, the Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under the instruments. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies.

IV.  The “FUND SUMMARY - Principal Risks – Interest Rate” section on page 5 is revised as follows:

Interest Rate   When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

V.  The “FUND SUMMARY - Principal Risks” and the “FUND DETAILS – Principal Risks” sections are revised by adding the following:

Currency Management Strategies Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

VI.  The “FUND SUMMARY - Principal Risks” and the “FUND DETAILS – Principal Risks” sections are revised by replacing the disclosure under the heading “Derivative Instruments” with the following:

Derivative Instruments The performance of derivative instruments (including currency related derivatives) depends largely on the performance of an underlying currency, security or index and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment.  Other risks include illiquidity in the Fund, mispricing or improper valuation, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits.  When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

VII.  The “FUND SUMMARY - Principal Risks – Management” section on page 6 is revised as follows:

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

VIII.  The “FUND SUMMARY – “Best and Worst Quarters” table, “Average Annual Total Returns” table and the two paragraphs that follows it beginning on page 7 are revised as follows:

Best Quarter:	Q4'04	10.37%
Worst Quarter:	Q2'08	-5.05%
As of September 30, 2011, the Fund's year-to-date return was -3.50%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2010

	1 Year	5 Years	10 Years
Templeton Global Bond Fund - Class A
Return Before Taxes	7.93%	11.39%	11.19%
Return After Taxes on Distributions	5.99%	9.10%	9.15%
Return After Taxes on Distributions and Sale of Fund Shares	5.15%	8.45%	8.57%
Templeton Global Bond Fund - Class C	11.30%	11.94%	11.24%
Templeton Global Bond Fund - Class R	12.41%	12.36%	11.49%
Templeton Global Bond Fund - Advisor Class	13.00%	12.66%	11.96%
Citigroup World Government Bond Index (WGBI) (index reflects no deduction for fees, expenses or taxes)	5.17%	7.08%	7.00%

Historical performance for Class R shares prior to its inception is based on the performance of Class A shares. Class R performance has been adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Templeton Global Total Return Fund

I.          The “Fund Summary – “Shareholder Fees”, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES         (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Advisor Class
Management fees	0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.25%	0.65%	0.50%	None
Other expenses	0.36%	0.36%	0.36%	0.36%
Acquired fund fees and expenses[1]	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	1.06%	1.46%	1.31%	0.81%
Fee waiver and/or expense reimbursement[2]	-0.01%	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	1.05%	1.45%	1.30%	0.80%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.79% (other than certain non-routine expenses) until December 31, 2012. The investment manager also has agreed to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton Money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 528	$ 747	$ 984	$ 1,664
Class C	$ 248	$ 461	$ 797	$ 1,746
Class R	$ 132	$ 414	$ 717	$ 1,579
Advisor Class	$ 82	$ 258	$ 449	$ 1,001
If you do not sell your shares:
Class C	$ 148	$ 461	$ 797	$ 1,746

II.          The “Fund Summary – Portfolio Turnover” section on page 4 is replaced with the following:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.78% of the average value of its portfolio.

III.  The “Fund Summary – Principal Investment Strategies” first and fourth paragraphs that begin on page 4 are revised as follows:

Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related or corporate issuers worldwide (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund's assets will be invested in issuers located in at least three countries (including the U.S.). The Fund may invest a substantial portion of its assets in developing markets.

For purposes of pursuing its investment goals, the Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under the instruments. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies.

IV.  The “FUND SUMMARY - Principal Risks – Interest Rate” section on page 5 is revised as follows:

Interest Rate   When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

V.  The “FUND SUMMARY - Principal Risks” and the “FUND DETAILS – Principal Risks” sections are revised by adding the following:

Currency Management Strategies Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

VI.  The “FUND SUMMARY - Principal Risks” and the “FUND DETAILS – Principal Risks” sections are revised by replacing the disclosure under the heading “Derivative Instruments” with the following:

Derivative Instruments The performance of derivative instruments (including currency related derivatives) depends largely on the performance of an underlying currency, security or index and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment.  Other risks include illiquidity in the Fund, mispricing or improper valuation, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits.  When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

VII.  The “FUND SUMMARY - Principal Risks – Management” section that begins on page 6 is revised as follows:

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

VIII.  The “FUND SUMMARY – “Best and Worst Quarters” table, “Average Annual Total Returns” table and the paragraph that follows it beginning on page 7 are revised as follows:

Best Quarter:	Q2'09	12.03%
Worst Quarter:	Q2'10	-2.44%
As of September 30, 2011, the Fund's year-to-date return was -2.75%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2010

	1 Year	Since Inception 9/30/2008
Templeton Global Total Return Fund - Class A
Return Before Taxes	10.05%	17.60%
Return After Taxes on Distributions	8.47%	15.18%
Return After Taxes on Distributions and Sale of Fund Shares	6.49%	13.61%
Templeton Global Total Return Fund - Class C	13.51%	19.43%
Templeton Global Total Return Fund - Class R	14.75%	19.67%
Templeton Global Total Return Fund - Advisor Class	15.31%	20.21%
Barclays Capital Multiverse Index (index reflects no deduction for fees, expenses or taxes)	5.84%	8.28%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Templeton International Bond Fund

I.          The “Fund Summary – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None

ANNUAL FUND OPERATING EXPENSES         (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Advisor Class
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.30%	0.65%	0.50%	None
Other expenses	0.48%	0.48%	0.48%	0.48%
Acquired fund fees and expenses[1]	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses	1.30%	1.65%	1.50%	1.00%
Fee waiver and/or expense reimbursement[2]	-0.24%	-0.24%	-0.24%	-0.24%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1]	1.06%	1.41%	1.26%	0.76%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.74% (other than certain non- routine expenses) until December 31, 2012. The investment manager also has agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next l2-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 528	$ 797	$ 1,086	$ 1,907
Class C	$ 244	$ 497	$ 875	$ 1,936
Class R	$ 128	$ 451	$ 796	$ 1,772
Advisor Class	$ 78	$ 295	$ 529	$ 1,204
If you do not sell your shares:
Class C	$ 144	$ 497	$ 875	$ 1,936

II.          The “Fund Summary – Portfolio Turnover” section on page 4 is replaced with the following:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16.91% of the average value of its portfolio.

III.  The third paragraph of the “Fund Summary – Principal Investment Strategies” section that begins on page 4 is revised as follows:

For purposes of pursuing its investment goals, the Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under the instruments. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies.

IV.  The “FUND SUMMARY - Principal Risks” and the “FUND DETAILS – Principal Risks” sections are revised by adding the following:

Currency Management Strategies Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

V.  The “FUND SUMMARY - Principal Risks – Interest Rate” section on page 5 is revised as follows:

Interest Rate   When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

VI.  The “FUND SUMMARY - Principal Risks” and the “FUND DETAILS – Principal Risks” sections are revised by replacing the disclosure under the heading “Derivative Instruments” with the following:

Derivative Instruments The performance of derivative instruments (including currency related derivatives) depends largely on the performance of an underlying currency, security or index and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment.  Other risks include illiquidity in the Fund, mispricing or improper valuation, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits.  When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

VII.  The “FUND SUMMARY - Principal Risks – Management” section that begins on page 6 is revised as follows:

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

VIII.  The “FUND SUMMARY – “Best and Worst Quarters” table, “Average Annual Total Returns” table and the paragraph following the table beginning on page 7 are revised as follows:

Best Quarter:	Q2'09	9.61%
Worst Quarter:	Q2'08	-4.15%
As of September 30, 2011, the Fund's year-to-date return was -2.74%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2010

	1 Year	Since Inception 12/3/2007
Templeton International Bond Fund - Class A
Return Before Taxes	7.95%	9.67%
Return After Taxes on Distributions	6.44%	7.76%
Return After Taxes on Distributions and Sale of Fund Shares	5.22%	7.14%
Templeton International Bond Fund - Class C	11.47%	10.89%
Templeton International Bond Fund - Class R	12.65%	11.02%
Templeton International Bond Fund - Advisor Class	13.11%	11.54%
Citigroup Non-U.S. World Government Bond Index (ex-U.S. WGBI) (index reflects no deduction for fees, expenses or taxes)	5.21%	6.13%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Please keep this supplement for future reference.